Reconciliation of Financial Statement to Form 5500 - Reconciliation of Net Investment Gain (Details) - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net investment gain in the Charter Communications, Inc. Defined Contribution Plans Master Trust	$ 244,882
Reclass for Form 5500 Purposes	(713)
Per Form 5500	$ 244,169